Summary of Significant Accounting Policies - Summary of Opening Balance Adjustments Recognized in the Consolidated Statement of Financial Position Impacted by IFRS 9 (2014) and IFRS 15 (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ASSETS
Deferred income tax assets	¥ 3,401	$ 494		¥ 5,973
Contract assets	570	83
Other assets	14,645	2,130		20,721
Contract costs	5,632	819	¥ 6,856
Non-current assets	464,411	67,546		495,261
Accounts receivable	14,433	2,099		13,964
Prepayments and other current assets	11,106	1,615		13,801
Contract assets	1,254	183
Current assets	75,909	11,040		76,722
Total assets	540,320	78,586		571,983
EQUITY
Reserves	(20,154)	(2,931)		(20,912)
Retained profits
Proposed final dividend	4,100	596		1,591
Others	75,920	11,042		69,315
Total equity	314,286	45,711		304,347	¥ 227,682	¥ 231,216
Current liabilities
Accounts payable and accrued liabilities	122,458	17,811		125,260
Current portion of deferred revenue	78	11		350
Advances from customers	328	48		49,283
Contract liabilities	42,650	6,203
Non-current liabilities
Deferred revenue	3,609	525		3,020
Total equity and liabilities	540,320	78,586		571,983
Net current liabilities	(139,001)	(20,217)		(165,900)
Total assets less current liabilities	325,410	$ 47,329		329,361
Adjustment for Adoption of IFRS 9 [member]
ASSETS
Deferred income tax assets			265
Non-current assets			265
Accounts receivable			(1,118)
Current assets			(1,118)
Total assets			(853)
EQUITY
Reserves			(85)
Retained profits
Others			(768)
Total equity			(853)
Non-current liabilities
Total equity and liabilities			(853)
Net current liabilities			(1,118)
Total assets less current liabilities			(853)
Impact on initial application of IFRS 15 [member]
ASSETS
Deferred income tax assets	(229)		(584)
Contract assets	570		753
Other assets	(4,355)		(5,275)
Contract costs	5,632		6,856
Non-current assets	1,618		1,750
Prepayments and other current assets	(1,254)		(2,221)
Contract assets	1,254		2,221
Total assets	1,618		1,750
EQUITY
Reserves	139		175
Retained profits
Others	1,246		1,575
Total equity	1,385		1,750	1,750
Current liabilities
Accounts payable and accrued liabilities	3,398		3,671
Current portion of deferred revenue	(1,083)		(311)
Advances from customers	(44,965)		(49,000)
Contract liabilities	42,650		45,640
Non-current liabilities
Deferred revenue			(782)
Contract liabilities			782
Total equity and liabilities	1,618		1,750
Net current liabilities	(233)
Total assets less current liabilities	¥ 1,385		1,750
Balance After IFRS Adjustments [member]
ASSETS
Deferred income tax assets			5,654
Contract assets			753
Other assets			15,446
Contract costs			6,856
Non-current assets			497,276
Accounts receivable			12,846
Prepayments and other current assets			11,580
Contract assets			2,221
Current assets			75,604
Total assets			572,880
EQUITY
Reserves			(20,822)
Retained profits
Proposed final dividend			1,591
Others			70,122
Total equity			305,244	¥ 305,244
Current liabilities
Accounts payable and accrued liabilities			128,931
Current portion of deferred revenue			39
Advances from customers			283
Contract liabilities			45,640
Non-current liabilities
Deferred revenue			2,238
Contract liabilities			782
Total equity and liabilities			572,880
Net current liabilities			(167,018)
Total assets less current liabilities			¥ 330,258